Income Taxes (Details) - Schedule of components of the income tax provision from continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of Components of the Income Tax Provision from Continuing Operations [Abstract]
Current	$ 658	$ 68,650	$ 160,540
Deferred	526,461	(488,055)	(44,477)
Total income tax expense (benefit)	$ 527,119	$ (419,405)	$ 116,063